CERTIFICATION OF
                          STRONG OPPORTUNITY FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                             STRONG OPPORTUNITY FUND


STRONG OPPORTUNITY FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2.   Reference  is  made  to the  Strong  Opportunity  Fund's  Prospectuses  and
     Statement of Additional Information each dated May 1, 2001 filed by the Registrant pursuant to Post-Effective Amendment No. 27 (File No. 33-1932; 811-3793), which was filed with the Securities and Exchange Commission on April 27, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of the Strong Opportunity Fund's Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                   STRONG OPPORTUNITY FUND, INC.



                                   /S/ CATHLEEN A. EBACHER
                                   ---------------------------------------------
                                   By: Cathleen A. Ebacher
                                   Title: Vice President and Assistant Secretary



Dated:  May 4, 2001